UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2007

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
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                         Form 13F File Number: 28-10831
                        ---------------------------------


         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
         -----------------------

Title:   Counsel
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Phone:   (973) 984-1233
         -----------------------

Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ             11/13/07
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:    14
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Form 13F Information Table Value Total:   $ 887,015  (thousands)
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List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE
                               September 30, 2007


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    Column 1                   Column 2     Column 3     Column 4        Column 5         Column 6   Column 7        Column 8

                               Title of                 Value     Shares or   SH/ Put/  Investment  Other        Voting Authority
  Name of Issuer                Class       CUSIP      (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers    Sole  Shared  None
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
ARACRUZ CELULOSE S A            SPON ADR PFD B  38496204     2,332       31,690 SH        SOLE                     31,690
CATERPILLAR INC DEL             COM             149123101    8,248      105,170 SH        SOLE                    105,170
CHESAPEAKE ENERGY CORP          COM             165167107    5,146      145,945 SH        SOLE                    145,945
CKX INC                         COM             12562M106  172,490   14,012,213 SH        SOLE                 14,012,213
CORNING INC                     COM             219350105      716       29,050 SH        SOLE                     29,050
DEERE & CO                      COM             244199105    1,024        6,900 SH        SOLE                      6,900
FREEPORT-MCMORAN COPPER & GO    COM             35671D857      252        2,400 SH        SOLE                      2,400
LAMAR ADVERTISING CO            CL A            512815101    2,444       49,900 SH        SOLE                     49,900
MERCER INTL INC                 COM             588056101    1,445      152,935 SH        SOLE                    152,935
NEWFIELD EXPL CO                COM             651290108    4,379       90,930 SH        SOLE                     90,930
RENTRAK CORP                    COM             760174102    3,645      264,300 SH        SOLE                    264,300
TIME WARNER CABLE INC           CL A            88732J108  319,075    9,727,900 SH        SOLE                  9,727,900
VALERO ENERGY CORP NEW          COM             91913Y100   36,783      547,531 SH        SOLE                    547,531
VIRGIN MEDIA INC                COM             92769L101  329,036   13,557,318 SH        SOLE                 13,557,318



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This report includes  holdings of certain  separately  managed  accounts of W.R.
Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.